Note 14 - Financial assets at amortised cost (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets At Amortised Cost Abstract
Table of Financial Assets At Amortised Cost
Financial assets at amortized cost (Millions of Euros)
	December 2018	December 2017	December 2016
Debt securities	32.530	24.093	28.905
Loans and advances to central banks	3.941	7.300	8.894
Loans and advances to credit institutions	9.163	26.261	31.373
Loans and advances to customers	374.027	387.621	414.500
Government	28.114	31.645
Other financial corporations	9.468	18.173
Non-financial corporations	163.922	164.510
Other	172.522	173.293
Total	419.660	445.275	483.672

Disclosure Of Loans And Advances To Banks Explanatory
Loans and Advances to Central Banks and Credit Institutions (Millions of euros)
	Notes	2018	2017	2016
Loans and advances to central banks	7.3.2	3.941	7.300	8.894
Loans and advances to credit institutions	7.3.2	9.163	26.261	31.373
Reverse repurchase agreements	35	478	13.861	15.561
Other loans		8.685	12.400	15.812
Total		13.104	33.561	40.267
Impairment losses	7.3.5 / 7.3.2	(18)	(36)	(43)

Disclosure Of Loans And Advances To Customers Explanatory
Loans and Advances to Customers (Millions of euros)
	Notes	2018	2017	2016
On demand and short notice		3.641	10.560	11.251
Credit card debt		15.445	15.835	16.596
Trade receivables		17.436	22.705	23.753
Finance leases		8.650	8.642	9.442
Reverse repurchase loans	35	294	11.554	7.291
Other term loans		324.767	313.336	339.862
Advances that are not loans		3.794	4.989	6.306
Total	7.3.2	374.027	387.621	414.500
Impaired assets	7.3.5	16.349	19.390	22.915
Impairment losses	7.3.5 / 7.3.2	(12.199)	(12.748)	(15.974)

Securitized Loans
Securitized Loans (Millions of euros)
	2018	2017	2016
Securitized mortgage assets	26.556	28.950	29.512
Other securitized assets	3.221	4.143	3.731
Total	29.777	33.093	33.243

Disclosure Of Debt Securities Explanatory
Debt securities (Millions of euros)
	Notes	2018	2017	2016
Government		25.014	17.030	20.736
Credit institutions		644	1.152	1.688
Other sectors		6.872	5.911	6.481
Total gross	7.3.2	32.530	24.093	28.905
Impairment losses		(51)	(15)	(17)

Financial Assets at Amortized Cost Debt Securities By Rating
Financial assets at amortized cost. Debt Securities by Rating
	December 2018		December 2017		December 2016
	Carrying amount(Millions of Euros)%		Carrying amount(Millions of Euros)%		Carrying amount(Millions of Euros)%
AAA	49	0.2%	-	-	-	-
AA+	1,969	6.1%	-	-	-	-
AA	62	0.2%	41	0.3%	43	0.2%
AA-	-	0.0%	-	-	134	0.8%
A+	607	1.9%	55	0.4%	-	-
A	21	0.1%	-	-	-	-
A-	6,117	18.8%	-	-	-	-
BBB+	13,894	42.7%	5,667	41.2%	10,472	59.2%
BBB	1,623	5.0%	2,412	17.5%	591	3.3%
BBB-	2,694	8.3%	2,818	20.5%	5,187	29.3%
BB+ or below	4,371	13.4%	1,696	12.3%	-	-
Without rating	1,123	3.5%	1,064	7.7%	1,270	7.2%
Total	32,530	100.0%	13,754	100.0%	17,696	100.0%

Debt Securities Reclassified To Loans And Receivables From Available For Sale Financial Assets
Debt Securities reclassified (Millions of euros)
	As of Reclassification date		As of December 31, 2018		As of December 31, 2017		As of December 31, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
BBVA, S.A.	12,024	12,024	1,467	1,486	7,236	7,286	10,433	10,498
TURKIYE GARANTI BANKASI, A.S	6,488	6,488	2,859	2,668	5,381	5,392	6,230	6,083
Total	18,512	18,512	4,326	4,154	12,617	12,678	16,663	16,581

Effect On Income Statement And Other Comprehensive Income
Effect on Income Statement and Other Comprehensive Income (Millions of euros)
	2018			2017			2016
	Recognized in	Effect of not Reclassifying in		Recognized in	Effect of not Reclassifying in		Recognized in	Effect of not Reclassifying in
	Income Statement	Income Statement	Equity"Accumulated other comprehensive income"	Income Statement	Income Statement	Equity"Accumulated other comprehensive income"	Income Statement	Income Statement	Equity"Accumulated other comprehensive income"
BBVA, S.A.	41	41	(2)	198	198	(14)	252	252	(91)
TURKIYE GARANTI BANKASI, A.S	414	414	(172)	545	545	(16)	326	326	(225)
Total	456	456	(173)	743	743	(30)	578	578	(316)